RIGHT OF USE ASSETS AND LEASES - Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of the lease liabilities balance [Line items]
Balance at the beginning of the year	R 54.8	R 47.1
New leases	15.9	16.7
Lease modifications	1.2	2.3
Interest charge on lease liabilities	4.2	4.5	R 5.1
Repayment of lease liabilities	(19.7)	(11.6)	(11.4)
Interest repaid	(4.1)	(4.2)
Balance at the end of the year	52.3	54.8	R 47.1
Current portion of lease liabilities	(19.5)	(16.9)
Non-current lease liabilities	32.8	37.9
Total undiscounted lease liabilities at the end of the year	59.6	63.8
Lease payments not recognised as a liability but expensed during the year:
Short-term leases	(2.5)	(1.4)
Leases of low value assets	(8.6)	(7.7)
Cash flows included in cash generated from operating activities	(11.1)	(9.1)
Less than a year [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at the end of the year	22.4	20.5
One to five years [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at the end of the year	35.1	42.0
More than 5 years [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at the end of the year	R 2.1	R 1.3